33 Discontinued operation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Net operating revenue	R$ 36,043	R$ 28,082	R$ 23,017
Cost of sales	(30,129)	(23,349)	(18,845)
Gross profit	5,914	4,733	4,172
Operating expenses, net
Selling expenses	(2,811)	(2,273)	(1,908)
General and administrative expenses	435	352	275
Other operating expenses, net	(97)	(11)	(3)
Operating expenses	(33,375)	(25,974)	(21,028)
Operating profit	2,068	1,702	1,673
Net financial result	(443)	(200)	(120)
Income before income taxes	1,625	1,502	1,553
Other comprehensive income
Net income for the year	1,556	1,060	1,076
Items that may be subsequently reclassified into the statement of operations
Exchange differences on translation of foreign investments	358	220
Cash flow hedge		5
Other comprehensive income for the year	358	225
Total comprehensive income for the year	1,914	1,285	R$ 1,076
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net operating revenue	22,034	2,151
Cost of sales	(16,526)	(1,542)
Gross profit	5,508	609
Operating expenses, net
Selling expenses	(2,973)	(510)
General and administrative expenses	(848)	188
Depreciation and amortization	(729)	(59)
Share of profit and loss of associates	27	(5)
Other operating expenses, net	(217)	(33)
Operating expenses	(4,740)	(419)
Operating profit	768	190
Net financial result	(340)	(55)
Income before income taxes	428	135
Income tax and social contribution	(60)	(43)
Net income operation discontinued	368	92
Discontinued operation
Net income operation discontinued	(1)
Net income accounting year	367	92
Other comprehensive income
Net income for the year	367	92
Items that may be subsequently reclassified into the statement of operations
Exchange differences on translation of foreign investments	(415)	(165)
Benefit plan	(1)
Cash flow hedge	(1)	3
Other comprehensive income for the year	3
Total comprehensive income for the year	R$ (47)	R$ (70)